INCOME TAXES	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
INCOME TAXES

NOTE 10:    INCOME TAXES

The effective income tax rate was 31.2% for the three months ended February 24, 2013, compared to 32.3% for the same period ended February 26, 2012. The decrease in the effective tax rate in 2013 is primarily a result of a favorable change in the projected mix of earnings in jurisdictions with lower effective tax rates.

NOTE 17:    INCOME TAXES

The Company’s income tax expense was $54.9 million, $67.7 million and $86.2 million for the years 2012, 2011 and 2010, respectively. The decrease in income tax expense in 2012 as compared to 2011 is primarily due to a net tax benefit of $27.0 million recognized in 2012, resulting from a definitive agreement with the State of California on the state tax refund claims involving tax years 1986 – 2004. The benefit was partially offset by a charge of $9.1 million for the write-off of domestic deferred tax assets associated with expired stock appreciation rights and fixed assets, as well as an unfavorable shift in the mix of foreign earnings to jurisdictions with higher effective tax rates.

The decrease in income tax expense for 2011 as compared to 2010 primarily reflects the decrease in income before income taxes, as well as the comparatively favorable net impact of the following three significant income tax entries recorded in 2010. In 2010, the Company recognized a $27.5 million tax charge for a valuation allowance to fully offset the amount of deferred tax assets in Japan and a $14.5 million tax charge for a reduction in deferred tax assets as a result of the enactment of the Patient Protection and Affordable Care Act (Health Care Act); these charges were partially offset by a $34.2 million tax benefit arising from plans to repatriate the prior undistributed earnings of foreign subsidiaries.

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Domestic	$82,764	$114,236	$165,489
Foreign	113,117	88,591	70,109

Total Income before Income Taxes	$195,881	$202,827	$235,598

Income tax expense (benefit) consisted of the following:

	Year Ended
	November 25,	November 27,	November 28,
	2012	2011	2010
	(Dollars in thousands)
U.S. Federal
Current	$15,334	$19,992	$12,259
Deferred	29,537	40,435	24,507

	$44,871	$60,427	$36,766

U.S. State
Current	$(34,603)	$(10)	$2,854
Deferred	(2,956)	(617)	2,454

	$(37,559)	$(627)	$5,308

Foreign
Current	$54,338	$31,580	$39,926
Deferred	(6,728)	(23,665)	4,152

	$47,610	$7,915	$44,078

Consolidated
Current	$35,069	$51,562	$55,039
Deferred	19,853	16,153	31,113

Total Income Tax Expense	$54,922	$67,715	$86,152

The Company’s effective income tax rate was 28.0%, 33.4%, and 36.6% for 2012, 2011 and 2010, respectively. The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes as follows:

	Year Ended
	November 25, 2012		November 27, 2011		November 28, 2010
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$68,558	35.0%	$70,990	35.0%	$82,459	35.0%
State income taxes, net of U.S. federal impact	892	0.5%	1,535	0.8%	1,894	0.8%
Change in Health Care Act legislation	—	—%	—	—%	14,481	6.2%
Change in valuation allowance	(1,329)	(0.7)%	(2,421)	(1.2)%	28,278	12.0%
Impact of foreign operations	7,313	3.7%	(2,148)	(1.1)%	(40,668)	(17.3)%
Reassessment of tax liabilities	(29,500)	(15.1)%	(51)	—%	162	0.1%
Write-off of deferred tax assets	9,061	4.6%	—	—%	—	—%
Other, including non-deductible expenses	(73)	—%	(190)	(0.1)%	(454)	(0.2)%

Total	$54,922	28.0%	$67,715	33.4%	$86,152	36.6%

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Foreign tax credit carryforwards	$180,890	$247,003
State net operating loss carryforwards	13,030	14,861
Foreign net operating loss carryforwards	82,748	126,365
Employee compensation and benefit plans	300,796	274,534
Advance royalties	82,799	—
Restructuring and special charges	29,031	18,703
Sales returns and allowances	33,372	35,429
Inventory	14,261	10,240
Property, plant and equipment	18,504	16,037
Unrealized gains/losses on investments	9,720	19,385
Other	38,445	48,884

Total gross deferred tax assets	803,596	811,441
Less: Valuation allowance	(74,456)	(98,736)

Total net deferred tax assets	$729,140	$712,705

Current
Deferred tax assets	$125,804	$108,726
Valuation allowance	(9,580)	(9,182)

Total current deferred tax assets	$116,224	$99,544

Long-term
Deferred tax assets	$677,792	$702,715
Valuation allowance	(64,876)	(89,554)

Total long-term deferred tax assets	$612,916	$613,161

In the fourth quarter of 2012, the Company identified certain deferred tax assets and valuation allowances that should have been written off and reversed, respectively, in prior periods. The Company determined that the amounts were not material to its previously issued financial statements and recorded a correcting entry in the fourth quarter of 2012. The correction had no effect on operating income or cash, but increased income tax expense and decreased net income in the fourth quarter of 2012 by $5.8 million.

Foreign tax credit carryforwards.    This asset decreased from the prior year period primarily due to the utilization of foreign tax credits in the 2012 U.S. federal income tax return, mainly due to the inclusion in 2012 of $213.7 million advance royalty payments from the Company’s European operations relating to the fiscal years 2013 and thereafter. The foreign tax credit carryforwards at November 25, 2012, are subject to expiration from 2014 to 2021, if not utilized.

Foreign net operating loss carryforwards.    As of November 25, 2012, the Company had a deferred tax asset of $82.7 million for foreign net operating loss carryforwards of $276.5 million. Approximately $136.2 million of these operating losses expire between the years 2013 and 2031. The remaining $140.3 million are available as indefinite carryforwards under applicable tax law.

Valuation Allowance.    The following table details the changes in valuation allowance during the year ended November 25, 2012:

	Valuation Allowance at November 27, 2011	Changes in Related Gross Deferred Tax Asset	Release	Valuation Allowance at November 25, 2012
	(Dollars in thousands)
Foreign net operating loss carryforwards and other foreign deferred tax assets	98,736	(22,951)	(1,329)	74,456

	$98,736	$(22,951)	$(1,329)	$74,456

At November 25, 2012, $57.3 million of the Company’s valuation allowance related to its gross deferred tax asset for foreign net operating loss carryforwards, to reduce the asset to the amount that will more likely than not be realized. The reduction in the valuation allowance during 2012 was primarily attributable to expirations of unused net operating loss carryforwards in certain foreign jurisdictions.

Uncertain Income Tax Positions

As of November 25, 2012, the Company’s total gross amount of unrecognized tax benefits was $63.6 million, of which $38.5 million could impact the effective tax rate, if recognized, as compared to November 27, 2011, when the Company’s total gross amount of unrecognized tax benefits was $143.4 million, of which $87.9 million could have impacted the effective tax rate, if recognized. The reduction in gross unrecognized tax benefits was primarily due to the Company reaching an agreement during the year with the State of California on state tax refund claims involving tax years 1986 – 2004. In accordance with the agreement, subsequent to the end of the fourth quarter, the Company received a cash refund of state taxes of $29.0 million.

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 25, 2012, and November 27, 2011:

(Dollars in thousands)
Gross unrecognized tax benefits as of November 28, 2010	$150,702
Increases related to current year tax positions	4,309
Increases related to tax positions from prior years	307
Decreases related to tax positions from prior years	(2,357)
Settlement with tax authorities	(1,676)
Lapses of statutes of limitation	(6,226)
Other, including foreign currency translation	(1,662)

Gross unrecognized tax benefits as of November 27, 2011	143,397
Increases related to current year tax positions	5,216
Increases related to tax positions from prior years	3,018
Decreases related to tax positions from prior years	(97)
Settlement with tax authorities	(83,852)
Lapses of statutes of limitation	(3,126)
Other, including foreign currency translation	(930)

Gross unrecognized tax benefits as of November 25, 2012	$63,626

The Company believes that it is reasonably possible that unrecognized tax benefits could decrease within the next twelve months by as much as $23.4 million due to anticipated settlement of audits in various jurisdictions.

As of November 25, 2012, and November 27, 2011, accrued interest and penalties primarily relating to non-U.S. jurisdictions were $15.6 million and $16.5 million, respectively.

The Company’s income tax returns are subject to examination in the U.S. federal and state jurisdictions and numerous foreign jurisdictions. The following table summarizes the tax years that are either currently under audit or remain open and subject to examination by the tax authorities in the major jurisdictions in which the Company operates:

Jurisdiction	Open Tax Years
U.S. federal	2003-2012
California	2003-2012
Belgium	2010-2012
United Kingdom	2008-2012
Spain	2007-2012
Mexico	2005-2012
Canada	2004-2012
Hong Kong	2006-2012
Italy	2007-2012
France	2009-2012
Turkey	2007-2012